  Voya Core Bond ETF

   Schedule of Investments

  June 30, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 25.4%	Principal Amount	Value
Acrec LLC
Series 2025-FL3, 4.94%, 08/18/2042	500,000	$500,521
AREIT
Series 2025-CRE11, Class A, 5.16%, 07/25/2043	500,000	502,467
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class A1A3, 4.72%, 10/15/2036	300,000	300,216
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.72%, 02/15/2050	500,000	496,097
BDS LLC
Series 2025-FL16, Class A, 5.02%, 06/19/2043	500,000	501,648
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 5.06%, 07/15/2037	492,500	492,974
Benefit Street Partners CLO XXIX Ltd.
Series 2022-29A, Class AR, 4.85%, 01/25/2038	500,000	499,947
BlueMountain CLO XXVIII Ltd.
Series 2021-28A, Class A1R, 5.07%, 03/31/2038	440,000	440,543
BSPRT Issuer LLC
Series 2025-FL12, Class A, 5.01%, 01/17/2043	500,000	501,415
BX Commercial Mortgage Trust
Series 2026-ALOHA, Class A, 4.97%, 04/15/2043	300,000	300,611
Series 2026HP, 4.84%, 06/15/2043	400,000	400,543
BX Trust
Series 2025-DELC, Class A, 5.15%, 12/15/2042	500,000	502,135
Carvana Auto Receivables Trust
Series 2026-P2, 4.42%, 08/10/2029	700,000	699,518
Chase Home Lending Mortgage Trust(a)
Series 2024-7, Class A4, 5.99%, 06/25/2055(a)	525,912	526,691
Corporate One Auto Receivables Trust
Series 2026-1, 4.28%, 03/15/2030	300,000	298,664
Dryden CLO Ltd
Series 2025-130A, Class A, 4.96%, 07/15/2038	299,000	299,672
Dwight Issuer LLC
Series 2026-Fl2, Class A, 5.00%, 01/18/2044	200,000	200,329
Exeter Automobile Receivables Trust
Series 2026-1, 4.13%, 03/15/2030	500,000	498,208
Ginnie Mae II Pool MA7471
MA7471, 3.00%, 07/20/2051	2,238,718	1,843,039
Ginnie Mae II Pool MA7472
MA7472, 3.34%, 07/20/2051	1,149,849	986,032
Ginnie Mae II Pool MA7988
MA7988, 3.65%, 04/20/2052	1,048,260	934,270
GLS Auto Select Receivables Trust
Series 2024-4, 4.52%, 11/15/2030	200,000	199,872
GS Mortgage-Backed Securities Trust(a)
Series 2025-PJ4, Class A13, 6.01%, 09/25/2055(a)	1,000,000	997,624
Series 2026-PJ1, 5.09%, 06/25/2056(a)	10,440	10,248

Series 2026-PJ7, 5.09%, 10/25/2056(a)	198,327	$194,910
JGWPT XXX LLC
Series 2013-3A, Class A, 4.34%, 01/17/2073	241,244	228,715
JP Morgan Mortgage Trust(a)
Series 2026-3, 5.12%, 10/25/2056(a)	595,361	581,895
JPMorgan Mortgage Trust(a)
Series 2024-11, Class A6, 6.00%, 04/25/2055(a)	371,113	371,276
KKR CLO Ltd.
Series 40A, Class AR, 4.97%, 10/20/2034	500,000	500,355
LSTR Trust
Series 2026-HTL6, 5.12%, 12/15/2040	300,000	300,078
Magnetite LV Ltd.
Series 2026-55A, Class A1, 4.82%, 04/15/2039	450,000	449,631
Magnetite XXIII Ltd.
Series 2019-23A, Class AR2, 4.65%, 01/25/2035	250,000	250,128
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, 5.28%, 05/15/2041	500,000	494,026
MF1 Ltd.
Series 2021-FL7, Class A, 4.83%, 10/16/2036	304,848	305,038
Nelnet Student Loan Trust
Series 2025-DA, Class A1A, 4.75%, 08/20/2054	350,868	345,503
NYC Trust(a)
Series 2025-77C, Class B, 5.19%, 01/10/2036(a)	300,000	297,572
Ocean Trails CLO XI
Series 2021-11A, Class AR, 4.70%, 07/20/2034	425,000	425,148
OCP CLO Ltd.
Series 2021-21A, Class AR, 4.86%, 01/20/2038	500,000	499,903
Series 2025-48, 4.91%, 12/15/2038	450,000	450,495
Octagon Investment Partners Ltd.
Series 2019-1A, Class A1RR, 4.71%, 01/20/2035	375,000	375,246
Series 2020-3A, Class A1R2, 5.02%, 01/15/2038	500,000	501,200
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.39%, 03/17/2031	120,014	121,454
Series 2024-2, Class C, 5.48%, 06/17/2030	400,000	405,060
SFS Auto Receivables Securitization Trust
Series 2026-2, 4.85%, 05/20/2033	100,000	100,250
SMB Private Education Loan Trust
Series 2022-A, Class APT, 3.23%, 11/16/2054	222,581	207,068
Series 2024-C, Class A1A, 5.43%, 06/17/2052	177,210	179,013
Series 2025-B, 5.07%, 03/17/2053	292,774	290,469
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A3, 4.32%, 04/20/2029	900,000	894,903
Textainer Marine Containers VII Ltd.
Series 2021-2A, Class A, 2.60%, 04/20/2046	704,000	663,482
Series 2021-3A, Class A, 2.55%, 08/20/2046	300,533	271,631
TIF Funding II LLC
Series 2021-1A, Class A, 2.22%, 02/20/2046	299,377	272,184
Trafigura Securitisation Finance PLC
Series 2026-1A, Class A, 5.09%, 12/15/2029	200,000	200,170
United Airlines Pass Through Trust
Series 2014-2, Class A, 4.09%, 09/03/2026	21,348	21,336
WCORE Commercial Mortgage Trust

Series 2024-CORE, Class A, 5.10%, 11/15/2041	470,000	$471,399
Westlake Automobile Receivables Trust
Series 2026-1, 4.15%, 07/16/2029	450,000	448,265
Wise CLO Ltd.
Series 2024-2A, Class A, 5.12%, 07/15/2037	375,000	375,659

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $24,500,949)		24,426,746

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.9%	Par	Value
Fannie Mae Interest Strip
Series 429, Class 166, 0.47%, 02/25/2051	662,159	60,262
Fannie Mae or Freddie Mac
4.38%, 07/15/2056	1,635,000	1,531,021
4.02%, 07/15/2056	1,650,000	1,501,269
3.36%, 07/15/2056	817,000	684,168
5.84%, 07/15/2056	100,000	102,250
Fannie Mae Pool
FA2839, 3.44%, 07/01/2052	1,434,311	1,202,872
FS5050, 3.75%, 06/01/2052	2,270,184	1,987,010
FS9860, 3.11%, 06/01/2052	2,453,384	1,969,847
MA5759, 5.09%, 07/01/2055	1,946,510	1,919,053
MA5853, 5.46%, 10/01/2055	908,256	913,356
MA5877, 4.75%, 11/01/2055	1,942,260	1,866,627
Federal Home Loan Mortgage Corp. REMICs
Series 4764, Class IB, 4.00%, 01/15/2048	1,962,170	387,501
Series 5428, Class ZY, 5.43%, 07/25/2054	892,798	901,662
Series 5510, Class Z, 5.55%, 02/25/2055	914,391	907,273
Series 5537, Class Z, 5.32%, 05/25/2055	1,059,940	1,010,645
Federal Home Loan Mortgage Corp. Strips
Series 304, Class C13, 4.50%, 12/15/2042	5,528,305	967,504
Federal National Mortgage Association REMICs
Series 2018-40, Class SB, 22.56%, 06/25/2048	6,689,338	728,654
Freddie Mac Pool
RQ0028, 5.83%, 07/01/2055	1,516,108	1,552,130
RQ0056, 5.46%, 10/01/2055	1,829,813	1,839,805
Government National Mortgage Association
Series 2011-145, Class S, 22.65%, 11/16/2041	9,292,086	964,943

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,061,695)		22,997,852

CORPORATE BONDS - 35.3%	Coupon	Maturity Date	Principal Amount	Value
Advertising & Marketing - 0.0%(b)
AppLovin Corp.	4.84%	12/01/2029	$30,000	30,269
Omnicom Group, Inc.	4.69%	10/01/2028	4,000	3,996
Omnicom Group, Inc.	4.73%	06/01/2030	4,000	3,925
Omnicom Group, Inc.	5.39%	11/01/2034	4,000	3,976
				42,166

Aerospace & Defense - 0.2%
General Electric Co.(c)	5.08%	01/14/2038	4,000	$4,274
HEICO Corp.	4.68%	08/01/2028	114,000	115,275
Howmet Aerospace, Inc.	4.53%	01/15/2029	4,000	3,854
Huntington Ingalls Industries, Inc.	4.79%	05/01/2030	48,000	47,018
Lockheed Martin Corp.	4.35%	05/15/2028	4,000	4,007
Lockheed Martin Corp.	4.47%	08/15/2030	4,000	3,990
Northrop Grumman Corp.	4.56%	07/15/2030	7,000	7,022
Northrop Grumman Corp.	5.35%	05/01/2040	31,000	30,399
RTX Corp.	5.20%	11/16/2038	21,000	19,573
				235,412

Airlines - 0.0%(b)
American Airlines Group, Inc.(d)	4.55%	10/15/2029	9,639	9,289
Delta Air Lines, Inc. / SkyMiles IP Ltd.(d)	4.79%	10/20/2028	4,167	4,163
United Airlines Pass-Through Trust - Class A(d)	4.87%	10/15/2027	2,489	2,520
United Airlines Pass-Through Trust - Class AA(d)	4.57%	10/07/2028	8,712	8,397
United Airlines, Inc.	5.14%	04/15/2029	12,000	11,840
				36,209

Automobiles Manufacturing - 1.9%
American Honda Finance Corp.(c)	4.55%	01/12/2028	93,000	93,203
American Honda Finance Corp.(c)	4.58%	03/24/2028	4,000	3,830
American Honda Finance Corp.(c)	4.58%	09/01/2028	4,000	3,973
American Honda Finance Corp.(c)	4.67%	11/15/2028	52,000	53,131
American Honda Finance Corp.(c)	4.97%	07/10/2031	4,000	4,015
American Honda Finance Corp.(c)	5.09%	07/09/2032	20,000	20,059
BMW US Capital LLC(c)	4.39%	08/11/2027	326,000	325,149
BMW US Capital LLC	4.81%	03/21/2030	29,000	29,240
General Motors Co.	4.76%	10/01/2027	4,000	4,098
General Motors Co.	4.72%	04/15/2028	4,000	4,043
General Motors Co.	4.74%	10/01/2028	11,000	11,060
General Motors Financial Co., Inc.	4.68%	04/10/2028	4,000	3,846
General Motors Financial Co., Inc.(c)	4.67%	10/27/2028	4,000	3,959
General Motors Financial Co., Inc.	4.75%	01/07/2029	18,000	18,445
General Motors Financial Co., Inc.(c)	4.75%	04/06/2029	4,000	4,000
General Motors Financial Co., Inc.	4.79%	07/15/2029	89,000	90,886
General Motors Financial Co., Inc.	4.79%	10/06/2029	52,000	52,166
General Motors Financial Co., Inc.	4.83%	01/07/2030	4,000	4,067
General Motors Financial Co., Inc.	4.95%	01/08/2031	4,000	3,583
General Motors Financial Co., Inc.	5.52%	07/15/2035	36,000	37,590
Honda Motor Co. Ltd.	4.84%	07/08/2030	138,000	137,241
Hyundai Capital America	4.75%	06/26/2028	47,000	47,823
Hyundai Capital America	4.80%	09/21/2028	108,000	110,931
Hyundai Capital America	4.87%	01/16/2029	47,000	48,816
Hyundai Capital America	4.85%	06/24/2029	53,000	53,650
Hyundai Capital America	4.90%	03/27/2030	39,000	39,331
Hyundai Capital America	5.08%	03/29/2032	55,000	55,871
Toyota Motor Corp.	4.55%	06/30/2030	136,000	135,523
Toyota Motor Credit Corp.(c)	4.26%	10/08/2027	42,000	42,048
Toyota Motor Credit Corp.(c)	4.48%	06/29/2029	52,000	51,962
Toyota Motor Credit Corp.(c)	4.54%	08/09/2029	32,000	32,010

Toyota Motor Credit Corp.(c)	4.61%	05/15/2030	125,000	$125,846
Toyota Motor Credit Corp.(c)	4.64%	11/20/2030	149,000	154,337
				1,805,732

Banks - 0.8%
Citizens Financial Group, Inc.(a)	4.97%	03/05/2031	4,000	4,046
Fifth Third Bancorp	4.33%	05/05/2027	4,000	3,941
Fifth Third Bancorp(a)	4.84%	09/06/2030	4,000	4,008
Huntington Bancshares, Inc.(a)	5.79%	01/28/2041	125,000	122,796
KeyCorp(c)	4.53%	04/30/2028	4,000	3,970
M&T Bank Corp.(a)	5.40%	07/30/2035	156,000	155,955
M&T Bank Corp.(a)	3.51%	03/01/2175	57,000	56,784
PNC Financial Services Group, Inc.(a)	5.13%	10/28/2033	35,000	36,921
PNC Financial Services Group, Inc.(a)	3.40%	12/15/2174	4,000	3,999
Truist Financial Corp.(a)	4.31%	06/06/2028	4,000	3,986
Truist Financial Corp.(a)	4.68%	01/26/2029	4,000	4,019
Truist Financial Corp.(a)	3.72%	06/07/2029	4,000	3,797
US Bancorp(a)	5.67%	05/20/2041	142,000	142,747
Wells Fargo & Co.(c)	4.21%	10/23/2026	4,000	3,985
Wells Fargo & Co.(a)	4.03%	05/22/2028	36,000	35,708
Wells Fargo & Co.(a)	4.65%	07/25/2028	4,000	4,012
Wells Fargo & Co.	4.52%	01/24/2029	4,000	3,965
Wells Fargo & Co.(a)	4.77%	04/23/2029	4,000	4,021
Wells Fargo & Co.(a)	4.65%	05/20/2029	91,000	90,812
Wells Fargo & Co.(a)	4.54%	09/15/2029	4,000	3,946
Wells Fargo & Co.(a)	5.15%	10/23/2029	4,000	4,139
Wells Fargo & Co.(a)	4.72%	04/04/2031	4,000	3,960
Wells Fargo & Co.(a)	5.16%	07/25/2034	4,000	4,103
Wells Fargo & Co.(a)	5.28%	10/23/2034	12,000	12,971
Wells Fargo & Co.(a)	5.19%	01/23/2035	7,000	7,147
Wells Fargo & Co.(a)	5.25%	04/23/2036	12,000	12,324
				738,062

Biotechnology - 0.2%
Royalty Pharma PLC	4.49%	09/02/2027	113,000	109,493
Royalty Pharma PLC	4.68%	09/02/2029	9,000	9,124
Royalty Pharma PLC	4.75%	09/02/2030	38,000	34,374
				152,991

Cable & Satellite - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital	5.42%	04/01/2031	20,000	17,832
Charter Communications Operating LLC / Charter Communications Operating Capital	5.43%	02/01/2032	40,000	34,036
Charter Communications Operating LLC	6.19%	06/01/2034	21,000	21,473
Comcast Corp.	4.73%	02/01/2030	5,000	4,660
Comcast Corp.	4.81%	01/15/2031	169,000	149,492
Comcast Corp.	5.21%	06/01/2034	11,000	11,065
Comcast Corp.	5.70%	03/01/2038	30,000	25,437
Space Exploration Technologies Corp.(e)	5.39%	07/15/2031	80,000	79,876

Space Exploration Technologies Corp.(e)	5.72%	07/15/2033	59,000	$58,770
				402,641

Chemicals - 0.2%
Ecolab, Inc.	4.57%	03/24/2030	7,000	7,055
Nutrien Ltd.(c)	5.38%	12/01/2036	17,000	17,666
Sherwin-Williams Co.	4.54%	08/15/2028	194,000	193,059
				217,780

Commercial Finance - 0.4%
Air Lease Corp.	5.06%	07/15/2031	6,000	6,037
Gabx Leasing LLC	5.37%	04/15/2036	8,000	7,958
GATX Corp.	4.71%	11/07/2028	4,000	3,986
GATX Corp.	4.66%	06/30/2030	91,000	88,817
GATX Corp.	5.31%	06/15/2035	4,000	4,055
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.74%	05/01/2028	33,000	33,462
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.83%	08/01/2028	4,000	4,096
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.81%	03/30/2029	12,000	12,164
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.78%	07/01/2029	77,000	78,006
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.85%	02/01/2030	45,000	45,580
Penske Truck Leasing Co. LP / PTL Finance Corp.	4.77%	01/15/2031	4,000	3,964
Sumisho Air Lease Corp.	4.62%	12/01/2027	63,000	62,152
				350,277

Communications Equipment - 0.1%
Cisco Systems, Inc.	4.40%	02/26/2029	4,000	4,044
Cisco Systems, Inc.	4.68%	02/24/2032	62,000	62,835
Cisco Systems, Inc.	4.89%	02/26/2034	4,000	4,040
				70,919

Consumer Finance - 0.1%
American Express Co.(a)	4.76%	04/25/2031	2,000	2,022
American Express Co.(a)	4.74%	02/10/2032	23,000	22,683
American Express Co.(a)	5.17%	04/25/2036	11,000	11,414
Fiserv, Inc.	4.85%	08/21/2028	12,000	12,127
				48,246

Consumer Products - 0.0%(b)
Kenvue, Inc.	4.62%	03/22/2030	4,000	4,051
Kenvue, Inc.	4.72%	05/22/2032	28,000	28,182
				32,233

Consumer Services - 0.1%
Automatic Data Processing, Inc.	4.68%	05/08/2032	43,000	43,142
Automatic Data Processing, Inc.	4.80%	09/09/2034	4,000	3,905
RELX Capital, Inc.	4.63%	03/18/2029	4,000	3,937
				50,984

Containers & Packaging - 0.1%
Amcor Group GmbH	4.68%	05/23/2029	20,000	20,414
Berry Global Group, Inc.	4.47%	01/15/2027	46,000	45,315

Berry Global, Inc.	5.24%	01/15/2034	8,000	$8,203
Sonoco Products Co.	4.80%	09/01/2029	25,000	24,852
Sonoco Products Co.	5.27%	09/01/2034	6,000	5,895
				104,679

Design, Manufacturing & Distribution - 0.1%
Arrow Electronics, Inc.	4.78%	08/21/2029	70,000	70,743
Flex Ltd.	5.20%	01/15/2032	4,000	4,009
				74,752

Diversified Banks - 3.4%
Bank of America Corp.(a)	1.88%	07/22/2027	190,000	189,702
Bank of America Corp.(a)	3.27%	02/04/2028	29,000	28,678
Bank of America Corp.(a)	4.05%	07/21/2028	55,000	54,506
Bank of America Corp.(a)	4.12%	12/20/2028	64,000	62,953
Bank of America Corp.(a)	4.38%	03/05/2029	8,000	7,917
Bank of America Corp.(a)	3.81%	06/14/2029	64,000	60,952
Bank of America Corp.(a)	4.33%	10/22/2030	31,000	29,260
Bank of America Corp.(a)	4.31%	02/13/2031	13,000	12,023
Bank of America Corp.(a)	4.37%	04/29/2031	147,000	135,756
Bank of America Corp.(a)	4.50%	07/21/2032	125,000	110,522
Bank of America Corp.(a)	4.69%	02/04/2033	60,000	54,221
Bank of America Corp.(a)	5.16%	09/15/2034	76,000	79,573
Bank of America Corp.(a)	5.20%	01/24/2036	4,000	4,092
Bank of America Corp.(a)	5.44%	02/12/2036	22,000	22,489
Bank Of America Corp.(a)	4.72%	07/22/2028	4,000	4,017
Bank Of America Corp.(a)	5.23%	11/10/2028	4,000	4,085
Bank Of America Corp.(a)	4.74%	01/24/2029	4,000	4,023
Bank Of America Corp.(a)	4.54%	07/23/2029	4,000	3,970
Bank Of America Corp.(a)	5.01%	09/15/2029	24,000	24,566
Bank Of America Corp.(a)	4.64%	04/23/2030	162,000	161,061
Bank Of America Corp.(a)	4.81%	01/24/2031	9,000	9,130
Bank Of America Corp.(a)	4.80%	02/06/2032	4,000	3,933
Bank Of America Corp.(a)	5.15%	01/23/2035	4,000	4,087
Bank Of America Corp.(a)	5.52%	04/23/2037	292,000	291,331
Bank Of America Corp.(a)	5.34%	04/23/2040	50,000	43,909
Bank Of America Corp.(a)	5.43%	04/22/2042	4,000	3,110
Bank Of America Corp.(a)	5.58%	10/24/2051	29,000	18,273
Bank of Montreal(a)	4.70%	09/10/2030	67,000	66,860
JPMorgan Chase & Co.(a)	2.02%	09/22/2027	32,000	31,789
JPMorgan Chase & Co.	4.44%	12/01/2027	31,000	30,658
JPMorgan Chase & Co.(a)	4.82%	01/23/2028	4,000	4,013
JPMorgan Chase & Co.(a)	3.56%	02/24/2028	120,000	118,824
JPMorgan Chase & Co.(a)	5.07%	04/22/2028	23,000	23,197
JPMorgan Chase & Co.(a)	3.99%	05/01/2028	10,000	9,920
JPMorgan Chase & Co.(a)	4.18%	01/23/2029	13,000	12,790
JPMorgan Chase & Co.(a)	4.40%	04/23/2029	4,000	3,958
JPMorgan Chase & Co.(a)	3.76%	06/01/2029	23,000	21,936
JPMorgan Chase & Co.(a)	4.82%	07/24/2029	4,000	4,054
JPMorgan Chase & Co.(a)	5.06%	10/23/2029	21,000	21,649
JPMorgan Chase & Co.(a)	4.62%	12/05/2029	94,000	93,513
JPMorgan Chase & Co.(a)	4.78%	01/23/2030	34,000	34,251

JPMorgan Chase & Co.(a)	4.93%	04/22/2030	41,000	$41,920
JPMorgan Chase & Co.(a)	4.48%	05/06/2030	19,000	18,485
JPMorgan Chase & Co.(a)	4.65%	06/14/2030	10,000	9,968
JPMorgan Chase & Co.(a)	4.79%	07/22/2030	35,000	35,256
JPMorgan Chase & Co.(a)	4.29%	10/15/2030	17,000	15,976
JPMorgan Chase & Co.(a)	4.71%	10/22/2030	200,000	199,210
JPMorgan Chase & Co.(a)	4.68%	03/24/2031	19,000	18,848
JPMorgan Chase & Co.(a)	4.25%	11/19/2031	15,000	13,225
JPMorgan Chase & Co.(a)	4.75%	01/22/2032	4,000	3,923
JPMorgan Chase & Co.(a)	4.37%	02/04/2032	140,000	123,356
JPMorgan Chase & Co.(a)	4.83%	04/23/2032	52,000	51,446
JPMorgan Chase & Co.(a)	5.17%	04/22/2035	22,000	22,923
JPMorgan Chase & Co.(a)	5.18%	04/22/2036	69,000	71,052
JPMorgan Chase & Co.(a)	5.37%	07/23/2036	26,000	26,417
JPMorgan Chase & Co.(a)	5.14%	10/22/2036	99,000	96,386
JPMorgan Chase & Co.(a)	5.22%	04/23/2037	103,000	102,418
JPMorgan Chase & Co.(c)	5.26%	05/15/2038	4,000	4,400
JPMorgan Chase & Co.(a)	5.62%	02/22/2048	4,000	3,324
Royal Bank of Canada(a)	4.74%	08/02/2030	25,000	25,209
Royal Bank of Canada(a)	4.69%	10/18/2030	127,000	126,802
Royal Bank of Canada(a)	4.84%	02/04/2031	132,000	133,704
Royal Bank of Canada(a)	4.82%	05/03/2032	160,000	158,347
Toronto-Dominion Bank(c)	4.51%	07/17/2028	85,000	86,669
				3,294,815

Electrical Equipment Manufacturing - 0.0%(b)
Carrier Global Corp.	4.67%	02/15/2030	31,000	29,011
Honeywell International, Inc.	4.76%	02/01/2032	4,000	3,997
Molex Electronic Technologies LLC	4.65%	04/30/2028	4,000	4,007
				37,015

Exploration & Production - 0.5%
APA Corp.	6.37%	02/15/2055	50,000	52,471
Canadian Natural Resources Ltd.	4.71%	07/15/2030	4,000	3,744
Canadian Natural Resources Ltd.	5.22%	12/15/2034	28,000	28,346
Devon Energy Corp.	5.24%	10/15/2027	4,000	4,001
Devon Energy Corp.	5.16%	09/15/2034	42,000	42,115
EOG Resources, Inc.	4.63%	04/15/2030	4,000	3,965
EOG Resources, Inc.	4.85%	07/15/2032	68,000	68,517
EOG Resources, Inc.	5.09%	04/01/2035	4,000	3,667
EOG Resources, Inc.	5.17%	01/15/2036	61,000	61,805
Hess Corp.	4.31%	04/01/2027	67,000	66,998
Hess Corp.	5.68%	04/01/2047	40,000	40,588
Occidental Petroleum Corp.	4.92%	01/01/2032	20,000	20,430
Viper Energy Partners LLC	5.47%	08/01/2035	51,000	51,838
Woodside Finance Ltd.	4.71%	03/04/2029	12,000	11,938
Woodside Finance Ltd.	5.33%	09/12/2034	9,000	8,863
				469,286

Financial Services - 2.0%
Blackstone Holdings I LP	4.54%	08/05/2028	74,000	69,728
Blackstone Holdings I LP	4.69%	01/10/2030	12,000	11,156

Blackstone Reg Finance Co. LLC	5.20%	12/06/2034	4,000	$3,947
CME Group, Inc.	4.25%	06/15/2028	23,000	22,787
CME Group, Inc.	4.51%	03/15/2030	96,000	95,635
Goldman Sachs Group, Inc.(a)	5.23%	10/24/2029	10,000	10,377
Goldman Sachs Group, Inc.(a)	4.99%	04/25/2030	24,000	24,609
Goldman Sachs Group, Inc.(a)	4.89%	01/21/2032	15,000	14,731
Goldman Sachs Group, Inc.(a)	5.26%	07/23/2035	23,000	23,118
Goldman Sachs Group, Inc.(a)	5.30%	01/28/2036	28,000	28,489
Intercontinental Exchange, Inc.	4.30%	09/15/2027	4,000	3,944
Intercontinental Exchange, Inc.	4.42%	09/15/2027	4,000	3,981
Intercontinental Exchange, Inc.	4.64%	06/15/2030	142,000	129,100
Jefferies Financial Group, Inc.	4.85%	07/21/2028	31,000	31,613
LPL Holdings, Inc.	4.79%	05/20/2027	54,000	54,425
LPL Holdings, Inc.	4.97%	11/15/2027	5,000	4,978
LPL Holdings, Inc.	5.04%	06/15/2030	65,000	65,258
LPL Holdings, Inc.	5.70%	06/15/2035	46,000	46,171
Main Street Capital Corp.	5.77%	03/01/2029	78,000	80,245
Morgan Stanley(c)	3.60%	07/27/2026	26,000	25,991
Morgan Stanley(a)	1.67%	07/20/2027	4,000	3,993
Morgan Stanley(a)	3.63%	07/22/2028	35,000	34,626
Morgan Stanley(a)	5.29%	10/18/2028	4,000	4,086
Morgan Stanley(a)	4.32%	01/24/2029	13,000	12,829
Morgan Stanley(a)	4.88%	01/16/2030	29,000	29,275
Morgan Stanley(a)	4.70%	01/23/2030	4,000	3,965
Morgan Stanley(a)	4.84%	07/19/2030	18,000	18,135
Morgan Stanley(a)	4.93%	01/15/2031	9,000	9,108
Morgan Stanley(a)	4.88%	01/16/2032	4,000	3,926
Morgan Stanley(a)	4.94%	03/12/2032	10,000	9,885
Morgan Stanley(a)	4.95%	04/16/2032	42,000	41,709
Morgan Stanley(a)	4.50%	04/28/2032	20,000	17,385
Morgan Stanley(a)	4.64%	10/20/2032	4,000	3,540
Morgan Stanley(a)	5.16%	07/21/2034	4,000	4,070
Morgan Stanley(a)	5.28%	01/18/2036	4,000	4,092
Morgan Stanley(a)	5.29%	04/17/2036	105,000	108,001
Morgan Stanley(a)	5.27%	10/22/2036	54,000	52,388
Morgan Stanley(a)	5.32%	01/30/2037	99,000	97,007
Morgan Stanley(a)	5.33%	04/10/2037	86,000	85,760
Morgan Stanley(a)	4.52%	07/22/2038	7,000	6,153
Morgan Stanley(a)	5.28%	04/22/2039	21,000	19,404
Nuveen LLC	5.02%	01/15/2030	186,000	189,177
State Street Corp.	4.26%	02/28/2028	5,000	5,022
State Street Corp.(a)	4.42%	12/03/2029	5,000	4,957
State Street Corp.	4.49%	02/28/2030	200,000	201,575
State Street Corp.(a)	4.97%	05/18/2034	5,000	5,061
State Street Corp.(a)	3.87%	11/01/2034	108,000	101,567
TPG Operating Group II LP	5.17%	05/15/2031	80,000	79,009
UBS Americas, Inc.(c)	4.91%	07/15/2032	4,000	4,457
				1,910,445

Food & Beverage - 0.9%
Anheuser-Busch InBev Worldwide, Inc.	4.47%	06/01/2030	4,000	3,862
Anheuser-Busch InBev Worldwide, Inc.	4.82%	06/15/2034	4,000	4,047

Anheuser-Busch InBev Worldwide, Inc.	5.08%	04/15/2038	4,000	$3,751
Anheuser-Busch InBev Worldwide, Inc.	5.60%	04/15/2058	55,000	48,084
Anheuser-Busch InBev Worldwide, Inc.	5.64%	01/23/2059	4,000	4,094
Anheuserusch Cos LLC / Anheuserusch InBev Worldwide, Inc.	5.03%	02/01/2036	4,000	3,901
Campbell’s Co.	5.07%	04/24/2030	39,000	35,394
Cargill, Inc.	4.62%	04/23/2030	147,000	134,324
Cargill, Inc.	4.68%	02/02/2031	37,000	32,496
Cargill, Inc.	4.77%	06/22/2032	4,000	3,841
Cargill, Inc.(c)	5.59%	11/23/2045	29,000	26,162
Coca-Cola Co.	4.57%	06/01/2029	57,000	58,050
General Mills, Inc.	4.69%	01/30/2030	8,000	8,049
Hershey Co.	4.31%	02/24/2028	18,000	18,067
Hershey Co.	4.65%	02/24/2032	70,000	71,044
Mars, Inc.(e)	4.68%	03/01/2030	9,000	9,035
Mars, Inc.	4.62%	04/01/2030	15,000	14,275
Mars, Inc.	4.83%	03/01/2032	31,000	31,255
Mars, Inc.	5.12%	03/01/2035	80,000	80,463
Mars, Inc.	5.67%	05/01/2045	11,000	10,976
PepsiCo, Inc.	4.26%	02/18/2028	27,000	26,720
PepsiCo, Inc.	4.32%	01/15/2029	168,000	167,132
Tyson Foods, Inc.	4.42%	06/02/2027	4,000	3,969
Tyson Foods, Inc.	4.62%	03/15/2029	29,000	29,572
				828,563

Funds & Trusts - 0.1%
Prologis Targeted US Logistics Fund LP	4.68%	04/01/2029	62,000	62,907
Prologis Targeted US Logistics Fund LP	4.84%	01/15/2031	6,000	5,858
Prologis Targeted US Logistics Fund LP	5.20%	04/01/2034	19,000	19,361
				88,126

Hardware - 0.2%
CDW LLC / CDW Finance Corp.	5.72%	08/22/2034	23,000	22,755
Dell International LLC / EMC Corp.	4.55%	04/01/2028	38,000	38,130
Dell International LLC / EMC Corp.	4.72%	10/01/2029	15,000	15,259
FLIR Systems, Inc.	4.75%	08/01/2030	31,000	28,433
Hewlett Packard Enterprise Co.	6.11%	10/15/2054	50,000	46,577
NetApp, Inc.	5.03%	03/17/2032	31,000	31,722
Sony Group Corp.	5.06%	06/30/2036	42,000	42,085
				224,961

Health Care Facilities & Services - 1.0%
Cardinal Health, Inc.(c)	4.27%	11/15/2026	70,000	70,112
Cardinal Health, Inc.	4.65%	11/15/2029	15,000	15,161
Cencora, Inc.	4.61%	12/15/2029	4,000	4,030
Cencora, Inc.	5.04%	02/15/2034	31,000	31,174
CVS Health Corp.	4.76%	08/21/2030	130,000	115,460
CVS Health Corp.	5.24%	09/15/2035	49,000	49,728
HCA Healthcare, Inc.	4.55%	02/15/2027	58,000	57,983
HCA Healthcare, Inc.	4.69%	03/15/2029	37,000	35,772
HCA Healthcare, Inc.	4.67%	06/15/2029	150,000	147,780
HCA Healthcare, Inc.	4.86%	09/01/2030	53,000	50,307
HCA Healthcare, Inc.	4.91%	04/01/2031	39,000	39,889

HCA Healthcare, Inc.	4.90%	07/15/2031	16,000	$14,217
HCA Healthcare, Inc.	5.01%	03/15/2032	22,000	20,502
HCA Healthcare, Inc.	5.61%	06/15/2039	27,000	25,801
Laboratory Corp. of America Holdings	4.46%	09/01/2027	4,000	3,961
McKesson Corp.	4.56%	09/15/2029	40,000	39,636
McKesson Corp.	4.76%	05/30/2032	27,000	27,264
McKesson Corp.	4.98%	05/30/2035	47,000	47,909
Quest Diagnostics, Inc.	4.61%	12/15/2029	79,000	79,028
Quest Diagnostics, Inc.	4.73%	06/30/2031	24,000	21,959
Quest Diagnostics, Inc.	5.05%	11/30/2033	7,000	7,579
Quest Diagnostics, Inc.	5.07%	12/15/2034	11,000	10,946
Universal Health Services, Inc.	5.01%	10/15/2029	44,000	43,489
				959,687

Home Improvement - 0.1%
Fortune Brands Innovations, Inc.	4.78%	09/15/2029	58,000	55,390
Fortune Brands Innovations, Inc.	5.05%	03/25/2032	20,000	18,970
Mohawk Industries, Inc.	4.63%	09/18/2028	18,000	18,457
Stanley Black & Decker, Inc.	4.54%	11/15/2028	4,000	3,974
				96,791

Industrial Other - 0.2%
3M Co.	4.33%	09/14/2028	21,000	20,694
3M Co.	4.51%	03/01/2029	4,000	3,886
CIMIC Finance Ltd.	6.17%	04/22/2036	60,000	59,270
CIMIC Finance USA Pty Ltd.	5.92%	03/25/2034	4,000	4,266
Element Fleet Management Corp.	4.77%	12/04/2028	21,000	21,737
Jacobs Solutions, Inc.	4.95%	03/03/2031	34,000	33,723
Quanta Services, Inc.	4.48%	08/09/2028	26,000	25,908
WSP Global, Inc.	5.17%	09/18/2031	60,000	59,652
				229,136

Integrated Oils - 0.4%
BP Capital Markets America, Inc.	4.94%	09/11/2033	11,000	10,968
BP Capital Markets America, Inc.	4.98%	04/10/2034	10,000	10,005
BP Capital Markets America, Inc.	5.01%	11/17/2034	37,000	37,552
Chevron U.S.A., Inc.	4.25%	08/13/2028	50,000	49,801
Chevron U.S.A., Inc.	4.57%	10/15/2032	13,000	12,953
Chevron U.S.A., Inc.	4.87%	10/15/2035	38,000	37,956
Eni SpA	5.44%	05/18/2036	200,000	197,075
Equinor ASA	5.31%	04/06/2040	4,000	3,346
Equinor ASA(c)	5.48%	05/15/2043	26,000	21,645
Equinor ASA(c)	5.43%	11/08/2043	24,000	22,322
				403,623

Internet Media - 0.8%
Alphabet, Inc.	4.40%	05/15/2030	6,000	5,916
Alphabet, Inc.	4.36%	08/15/2030	4,000	3,513
Alphabet, Inc.	4.49%	02/15/2031	5,000	4,919
Alphabet, Inc.	4.76%	02/15/2033	99,000	97,012
Alphabet, Inc.	4.95%	11/15/2035	49,000	48,079
Alphabet, Inc.	5.00%	02/15/2036	46,000	45,289

Meta Platforms, Inc.	4.64%	05/15/2031	55,000	$54,777
Meta Platforms, Inc.	4.88%	11/15/2032	48,000	47,259
Meta Platforms, Inc.	6.16%	05/15/2046	69,000	69,287
Meta Platforms, Inc.	6.26%	08/15/2054	18,000	15,974
Meta Platforms, Inc.	6.30%	05/15/2056	72,000	72,007
Meta Platforms, Inc.	6.43%	05/15/2063	17,000	15,381
Meta Platforms, Inc.	6.43%	11/15/2065	18,000	16,252
Meta Platforms, Inc.	6.49%	05/15/2066	54,000	53,701
Uber Technologies, Inc.	4.73%	08/15/2029	30,000	29,798
Uber Technologies, Inc.	4.63%	01/15/2030	154,000	152,374
Uber Technologies, Inc.	5.16%	09/15/2035	8,000	7,791
				739,329

Life Insurance - 1.1%
AIG SunAmerica Global Financing X(c)	5.20%	03/15/2032	8,000	8,663
Athene Holding Ltd.	5.65%	01/15/2034	4,000	4,055
Athene Holding Ltd.	6.45%	05/25/2051	50,000	34,609
Athene Holding Ltd.	6.82%	04/01/2054	81,000	75,293
CNO Financial Group, Inc.(c)	4.59%	06/04/2027	63,000	63,730
CNO Global Funding(c)	5.08%	12/11/2030	4,000	3,941
Corebridge Financial, Inc.	4.49%	04/05/2027	4,000	3,975
Corebridge Financial, Inc.	5.11%	04/05/2032	20,000	18,807
Corebridge Financial, Inc.	5.24%	09/15/2033	62,000	64,983
Corebridge Financial, Inc.	5.28%	01/15/2034	17,000	17,491
Corebridge Financial, Inc.(a)	6.73%	12/15/2052	4,000	4,071
Corebridge Global Funding(c)	4.52%	08/20/2027	4,000	4,006
Corebridge Global Funding(c)	4.72%	08/21/2028	105,000	104,012
Equitable Financial Life Global Funding(c)	4.76%	03/03/2028	46,000	46,506
Equitable Financial Life Global Funding(c)	4.87%	03/27/2030	91,000	91,404
Equitable Holdings, Inc.	4.70%	04/20/2028	4,000	3,976
Equitable Holdings, Inc.	6.01%	04/20/2048	50,000	43,890
Northwestern Mutual Global Funding(c)	4.48%	06/01/2028	123,000	116,781
Northwestern Mutual Life Insurance Co.	5.73%	09/30/2047	40,000	30,832
Reinsurance Group of America, Inc.	5.35%	09/15/2034	28,000	28,728
RGA Global Funding(c)	4.73%	08/25/2028	200,000	198,451
RGA Global Funding(c)	4.79%	05/24/2029	59,000	60,040
				1,028,244

Machinery Manufacturing - 0.9%
AGCO Corp.	4.63%	03/21/2027	39,000	39,227
Caterpillar Financial Services Corp.(c)	4.19%	08/12/2027	4,000	3,974
Caterpillar Financial Services Corp.(c)	4.22%	01/10/2028	4,000	3,969
Caterpillar Financial Services Corp.(c)	4.34%	08/15/2028	37,000	36,824
Caterpillar Financial Services Corp.(c)	4.33%	02/27/2029	19,000	19,246
Caterpillar Financial Services Corp.(c)	4.42%	11/15/2029	125,000	126,080
CNH Industrial NV	4.66%	01/12/2029	55,000	56,089
Ingersoll Rand, Inc.	4.52%	06/15/2029	37,000	37,664
Ingersoll Rand, Inc.	5.13%	06/15/2034	9,000	9,184
John Deere Capital Corp.(c)	4.22%	06/11/2027	5,000	5,031
John Deere Capital Corp.(c)	4.35%	01/16/2029	10,000	10,035
John Deere Capital Corp.(c)	4.37%	06/11/2029	38,000	38,497
John Deere Capital Corp.(c)	4.49%	06/10/2030	163,000	164,240

John Deere Capital Corp.(c)	4.56%	03/07/2031	160,000	$162,250
John Deere Capital Corp.(c)	4.57%	09/08/2031	163,000	161,698
				874,008

Managed Care - 0.6%
Cigna Group	4.55%	10/15/2028	5,000	4,981
Cigna Group	4.75%	03/15/2031	239,000	215,338
Cigna Group	4.71%	05/15/2031	7,000	7,126
Cigna Group	4.89%	09/15/2032	29,000	28,980
Cigna Group	4.93%	03/15/2033	44,000	45,181
Cigna Group	5.19%	01/15/2036	23,000	23,105
Elevance Health, Inc.	4.85%	11/01/2031	52,000	52,251
Elevance Health, Inc.	4.90%	09/15/2032	28,000	27,552
Elevance Health, Inc.	4.98%	10/15/2032	34,000	34,949
Health Care Service Corp.	4.86%	06/15/2029	76,000	76,699
Humana, Inc.	5.03%	04/15/2031	20,000	20,289
UnitedHealth Group, Inc.	4.22%	05/15/2027	4,000	3,983
UnitedHealth Group, Inc.	4.40%	06/15/2028	4,000	4,000
UnitedHealth Group, Inc.	4.45%	01/15/2029	4,000	3,981
UnitedHealth Group, Inc.(c)	4.57%	05/15/2030	4,000	3,639
UnitedHealth Group, Inc.	4.78%	01/15/2032	51,000	51,418
UnitedHealth Group, Inc.	4.99%	07/15/2034	15,000	15,162
				618,634

Mass Merchants - 0.0%(b)
Walmart, Inc.	4.16%	06/26/2028	4,000	3,965
Walmart, Inc.	4.19%	09/22/2028	21,000	19,810
Walmart, Inc.	4.25%	04/15/2030	8,000	7,932
				31,707

Medical Equipment & Devices Manufacturing - 0.7%
Becton Dickinson & Co.	5.02%	02/08/2034	6,000	6,032
Becton, Dickinson and Co.	4.56%	02/13/2028	51,000	51,106
Medline Borrower LP	4.99%	04/01/2029	25,000	24,294
Medline Borrower LP/Medline Co-Issuer, Inc.	5.38%	04/01/2029	7,000	7,154
Solventum Corp.	4.68%	03/01/2029	30,000	30,539
Solventum Corp.	4.86%	03/13/2031	128,000	131,156
Stryker Corp.	4.50%	02/10/2028	27,000	27,085
Stryker Corp.	4.47%	03/07/2028	4,000	3,947
Stryker Corp.	4.60%	02/10/2030	129,000	130,064
Thermo Fisher Scientific, Inc.	4.44%	10/15/2028	22,000	20,725
Thermo Fisher Scientific, Inc.	4.52%	10/01/2029	4,000	3,770
Thermo Fisher Scientific, Inc.	4.54%	08/10/2030	129,000	131,095
Thermo Fisher Scientific, Inc.	4.82%	06/15/2033	45,000	44,280
Thermo Fisher Scientific, Inc.	4.84%	08/10/2033	5,000	5,074
Zimmer Biomet Holdings, Inc.	4.64%	12/01/2028	4,000	4,064
Zimmer Biomet Holdings, Inc.	5.15%	09/15/2034	4,000	4,015
				624,400

Metals & Mining - 0.4%
Bhp Group Ltd.	4.65%	09/08/2030	41,000	41,930
Codelco, Inc.(c)	5.49%	09/21/2035	225,000	227,129

Freeport-McMoRan, Inc.	4.67%	03/01/2028	4,000	$3,966
Freeport-McMoRan, Inc.	5.01%	09/01/2029	14,000	14,099
Nucor Corp.	4.59%	06/01/2030	4,000	3,732
Rio Tinto Finance USA Ltd.(c)	4.42%	07/15/2028	31,000	32,621
Rio Tinto Finance USA PLC	4.36%	03/14/2028	4,000	4,009
Rio Tinto Finance USA PLC	4.57%	03/14/2030	26,000	26,268
Rio Tinto Finance USA PLC	4.77%	03/14/2032	39,000	39,451
Steel Dynamics, Inc.	4.49%	10/15/2027	28,000	27,011
				420,216

Oil & Gas Services & Equipment - 0.3%
Schlumberger Holdings Corp.(e)	4.49%	05/17/2028	5,000	4,947
Schlumberger Holdings Corp.	4.61%	11/15/2029	65,000	65,775
Schlumberger Holdings Corp.	4.57%	06/26/2030	188,000	175,000
				245,722

Pharmaceuticals - 1.1%
Abbvie, Inc.	4.20%	11/21/2026	34,000	33,837
Abbvie, Inc.	4.47%	03/15/2029	5,000	5,042
Abbvie, Inc.	4.55%	11/21/2029	465,000	445,518
Abbvie, Inc.	4.61%	03/15/2031	7,000	6,858
Abbvie, Inc.	4.75%	03/15/2033	6,000	5,881
Abbvie, Inc.	5.01%	05/14/2035	5,000	4,819
Abbvie, Inc.	5.01%	03/15/2036	5,000	4,900
Abbvie, Inc.	5.28%	11/21/2039	5,000	4,414
Astrazeneca Finance LLC	4.55%	02/26/2031	71,000	72,035
Eli Lilly & Co.	4.22%	08/14/2027	4,000	3,997
Eli Lilly & Co.	4.25%	02/12/2028	4,000	4,019
Eli Lilly & Co.	4.29%	10/15/2028	15,000	14,907
Eli Lilly & Co.	4.46%	03/15/2031	4,000	3,965
Eli Lilly & Co.	4.60%	02/12/2032	10,000	10,148
GlaxoSmithKline Capital, Inc.(c)	4.24%	05/15/2028	16,000	15,895
Johnson & Johnson	4.04%	01/15/2028	5,000	4,915
Johnson & Johnson	4.37%	06/01/2031	99,000	101,304
Merck & Co., Inc.	4.31%	03/15/2029	23,000	22,729
Novartis Capital Corp.	4.40%	09/18/2029	4,000	3,929
Novartis Capital Corp.	4.53%	11/05/2030	4,000	3,933
Novartis Capital Corp.	4.66%	11/05/2032	4,000	3,921
Novartis Capital Corp.	4.74%	03/18/2033	75,000	74,415
Novartis Capital Corp.	4.88%	11/05/2035	4,000	3,916
Novartis Capital Corp.	5.49%	03/18/2046	4,000	4,055
Pfizer Investment Enterprises Pte. Ltd.	4.54%	05/19/2030	131,000	131,498
Pfizer Investment Enterprises Pte. Ltd.	4.89%	05/19/2033	45,000	44,643
Viatris, Inc.	4.77%	06/22/2027	13,000	12,697
Viatris, Inc.	5.13%	06/22/2030	40,000	36,541
Zoetis, Inc.	4.46%	08/17/2028	15,000	14,905
				1,099,636

Pipeline - 0.9%
Cheniere Energy, Inc.	4.71%	10/15/2028	4,000	3,992
Cheniere Energy, Inc.	4.71%	10/01/2029	48,000	47,705
Colonial Enterprises, Inc.	5.04%	05/15/2030	12,000	11,253

Columbia Pipeline Group, Inc.	5.02%	10/01/2031	34,000	$34,123
DT Midstream, Inc.	4.83%	06/15/2029	4,000	3,923
Enbridge, Inc.	4.63%	11/20/2028	4,000	3,962
Enbridge, Inc.	4.64%	04/05/2029	24,000	24,409
Enbridge, Inc.	4.83%	02/15/2031	4,000	3,946
Enbridge, Inc.(a)	5.71%	07/15/2080	68,000	68,450
Energy Transfer LP	4.65%	02/15/2028	4,000	4,055
Energy Transfer LP	4.65%	05/15/2028	4,000	4,021
Energy Transfer LP	4.64%	06/15/2028	12,000	12,070
Energy Transfer LP	4.69%	12/01/2028	10,000	10,320
Energy Transfer LP	4.71%	04/15/2029	4,000	4,056
Energy Transfer LP	4.73%	09/15/2029	9,000	8,846
Energy Transfer LP	4.78%	05/15/2030	132,000	127,249
Energy Transfer LP	4.84%	01/15/2031	56,000	55,336
Energy Transfer LP	5.37%	01/15/2036	48,000	47,921
Kinder Morgan Energy Partners LP(c)	5.10%	08/15/2033	7,000	7,909
Kinder Morgan Energy Partners LP(c)	5.24%	03/15/2035	4,000	4,156
Kinder Morgan, Inc.	4.52%	03/01/2028	4,000	3,986
Kinder Morgan, Inc.	4.63%	08/01/2029	9,000	9,119
Kinder Morgan, Inc.(c)	4.77%	08/01/2031	7,000	7,949
Kinder Morgan, Inc.	5.17%	12/01/2034	71,000	71,643
ONEOK, Inc.	6.11%	07/15/2048	40,000	35,638
Targa Resources Corp.	4.70%	03/01/2029	4,000	4,144
Targa Resources Corp.	5.43%	07/30/2036	51,000	50,893
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.24%	03/01/2030	12,000	12,103
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.94%	02/01/2031	55,000	54,853
Transcontinental Gas Pipe Line Co. LLC	4.66%	05/15/2030	135,000	128,303
Williams Cos., Inc.	4.64%	03/15/2029	18,000	18,117
				884,450

Power Generation - 0.2%
Capital Power US Holdings, Inc.	4.89%	06/01/2028	4,000	4,026
Constellation Energy Generation LLC	5.34%	06/01/2036	84,000	83,728
Liberty Utilities Co.	4.77%	01/31/2029	34,000	34,657
Liberty Utilities Co.	5.43%	01/31/2034	70,000	71,869
				194,280

Property & Casualty Insurance - 0.8%
Allstate Corp./The(a)	6.83%	08/15/2053	50,000	50,160
American International Group, Inc.	4.74%	06/30/2030	137,000	130,382
Aon North America, Inc.	4.55%	03/01/2027	18,000	18,068
Aon North America, Inc.	4.57%	03/01/2029	8,000	8,115
Arthur J Gallagher & Co.	4.92%	02/15/2032	4,000	4,016
Assurant, Inc.	5.18%	01/15/2032	5,000	4,396
Assurant, Inc.	5.58%	02/15/2036	88,000	87,817
Brown & Brown, Inc.	4.92%	06/23/2030	51,000	50,966
Brown & Brown, Inc.	5.42%	06/11/2034	4,000	4,059
Chubb INA Holdings LLC	4.45%	08/15/2029	4,000	4,023
Chubb INA Holdings LLC(c)	5.15%	05/11/2037	4,000	4,280
Chubb INA Holdings, Inc.	5.07%	08/15/2035	44,000	43,473
Fairfax Financial Holdings Ltd.	6.18%	06/08/2056	93,000	93,252
Hanover Insurance Group, Inc.	5.35%	09/01/2035	120,000	121,256

Horace Mann Educators Corp.	4.92%	10/01/2030	46,000	$45,608
Old Republic International Corp.	5.63%	06/01/2036	98,000	98,546
				768,417

Publishing & Broadcasting - 0.0%(b)
News Corp.	4.99%	05/15/2029	4,000	3,881

Railroad - 0.4%
Canadian National Railway Co.	4.66%	03/12/2031	107,000	104,949
Canadian Pacific Railway Co.	4.52%	11/15/2029	190,000	180,302
Norfolk Southern Corp.	4.60%	08/01/2030	18,000	18,301
Norfolk Southern Corp.	4.93%	03/15/2034	11,000	11,434
Westinghouse Air Brake Technologies Corp.	4.65%	09/15/2028	34,000	34,036
				349,022

Real Estate - 1.4%
American Tower Corp.	4.43%	03/15/2027	27,000	26,854
Camden Property Trust	4.53%	11/03/2026	49,000	49,217
Camden Property Trust	4.43%	10/15/2028	29,000	28,794
Camden Property Trust	4.57%	07/01/2029	21,000	20,174
Crown Castle, Inc.	4.45%	03/15/2027	27,000	26,712
Crown Castle, Inc.	4.60%	01/11/2028	19,000	19,111
Crown Castle, Inc.	4.64%	09/01/2028	77,000	77,259
Crown Castle, Inc.	4.75%	06/01/2029	66,000	67,509
Crown Castle, Inc.	4.88%	07/01/2030	35,000	33,013
Crown Castle, Inc.	4.95%	04/01/2031	19,000	16,729
Crown Castle, Inc.	5.22%	05/01/2033	14,000	13,906
Crown Castle, Inc.	5.33%	03/01/2034	18,000	18,528
CubeSmart LP	4.65%	12/15/2028	50,000	47,244
Extra Space Storage LP	4.62%	04/01/2028	19,000	19,341
Extra Space Storage, Inc.	5.23%	01/15/2035	17,000	17,138
First Industrial LP	5.08%	01/15/2031	64,000	64,447
GLP Capital LP / GLP Financing II, Inc.	5.07%	01/15/2029	12,000	12,064
Invitation Homes Operating Partnership LP	5.18%	01/15/2033	4,000	3,949
Invitation Homes Operating Partnership LP	5.32%	02/01/2035	4,000	3,880
Invitation Homes, Inc.	4.67%	11/15/2028	72,000	68,206
Invitation Homes, Inc.	5.02%	08/15/2031	36,000	31,137
Invitation Homes, Inc.	5.12%	08/15/2033	21,000	21,469
Kilroy Realty LP	5.37%	02/15/2030	4,000	3,697
Kite Realty Group LP	4.50%	10/01/2026	15,000	14,981
Mid-America Apartments LP	4.82%	02/15/2032	23,000	23,536
National Health Investors, Inc.	5.50%	02/01/2033	73,000	72,403
NNN REIT, Inc.	4.80%	02/15/2031	130,000	128,958
NNN REIT, Inc.	5.16%	06/15/2034	29,000	29,639
Omega Healthcare Investors, Inc.	4.95%	10/01/2029	4,000	3,842
Piedmont Operating Partnership LP	5.68%	04/01/2032	10,000	8,580
Realty Income Corp.	4.32%	08/15/2027	58,000	57,764
Rexford Industrial Realty LP	5.04%	09/01/2031	110,000	95,690
Sabra Health Care LP	5.17%	12/01/2031	32,000	29,052
Welltower OP LLC	4.46%	01/15/2029	4,000	3,771
Welltower OP LLC	4.62%	07/01/2030	147,000	146,372
Welltower OP LLC	4.70%	01/15/2031	6,000	5,527

Welltower OP LLC	4.79%	06/15/2032	5,000	$4,758
Welltower OP LLC	5.05%	07/01/2035	4,000	4,023
				1,319,274

Refining & Marketing - 0.1%
Marathon Petroleum Corp.	4.93%	12/15/2026	33,000	33,028
Valero Energy Corp.	4.59%	04/01/2029	17,000	16,743
				49,771

Restaurants - 0.0%(b)
McDonald’s Corp.	4.30%	07/01/2027	4,000	3,969

Retail - Consumer Discretionary - 0.7%
Amazon.com, Inc.	4.19%	08/22/2027	5,000	4,942
Amazon.com, Inc.	4.21%	12/01/2027	5,000	5,023
Amazon.com, Inc.	4.34%	11/20/2028	11,000	10,891
Amazon.com, Inc.	4.60%	03/13/2031	63,000	62,078
Amazon.com, Inc.	4.60%	05/12/2031	46,000	41,031
Amazon.com, Inc.	4.80%	03/13/2033	93,000	91,663
Amazon.com, Inc.	4.79%	03/20/2033	75,000	73,113
Amazon.com, Inc.	5.00%	11/20/2035	41,000	39,947
Home Depot, Inc.	4.54%	03/15/2031	126,000	109,278
Lowes Co.’s., Inc.	4.23%	04/01/2027	31,000	30,799
Lowes Co.’s., Inc.	4.48%	04/15/2028	25,000	23,644
Lowes Co.’s., Inc.	4.56%	10/15/2028	114,000	112,628
Lowes Co.’s., Inc.	4.77%	04/01/2032	7,000	6,643
Lowes Co.’s., Inc.	4.86%	10/15/2032	63,000	61,777
				673,457

Retail - Consumer Staples - 0.0%(b)
Bunge Ltd. Finance Corp.	4.57%	09/17/2029	8,000	7,913
Bunge Ltd. Finance Corp.	5.14%	09/17/2034	4,000	3,869
Sysco Corp.	5.14%	01/17/2034	4,000	4,213
				15,995

Semiconductors - 0.5%
Analog Devices, Inc.	4.54%	06/15/2030	7,000	6,989
Applied Materials, Inc.	4.98%	01/15/2036	157,000	152,539
Broadcom, Inc.	4.58%	04/15/2030	32,000	32,516
Broadcom, Inc.	4.75%	02/15/2031	29,000	26,263
Broadcom, Inc.	5.09%	10/15/2034	32,000	31,387
Broadcom, Inc.	5.21%	11/15/2036	60,000	50,382
Intel Corp.	4.97%	02/10/2033	3,000	3,038
Marvell Technology, Inc.	4.67%	02/15/2029	4,000	4,106
Marvell Technology, Inc.	5.05%	09/15/2033	4,000	4,215
Micron Technology, Inc.	5.48%	11/01/2041	44,000	34,451
NVIDIA Corp.	4.77%	06/15/2033	47,000	46,936
NVIDIA Corp.	5.60%	06/15/2046	30,000	29,824
NVIDIA Corp.	5.63%	06/15/2056	50,000	49,937
NXP BV / NXP Funding LLC / NXP USA, Inc.	4.67%	06/18/2029	51,000	50,483
				523,066

Software & Services - 1.6%
Accenture Capital, Inc.	4.25%	10/04/2027	4,000	$3,983
Accenture Capital, Inc.	4.75%	10/04/2031	90,000	87,918
Adobe, Inc.	4.50%	01/17/2030	43,000	43,626
Booz Allen Hamilton, Inc.(e)	5.05%	09/01/2028	72,000	70,287
Booz Allen Hamilton, Inc.	5.85%	08/04/2033	4,000	4,024
Cadence Design Systems, Inc.(c)	4.35%	09/10/2027	4,000	3,993
Cadence Design Systems, Inc.	4.55%	09/10/2029	24,000	23,824
Cadence Design Systems, Inc.	4.99%	09/10/2034	4,000	3,922
Concentrix Corp.	6.71%	08/02/2028	16,000	15,966
Equifax, Inc.	4.62%	06/01/2028	4,000	4,035
International Business Machines Corp.	5.26%	02/03/2036	102,000	99,667
International Business Machines Corp.(c)	5.49%	11/30/2039	8,000	8,082
International Business Machines Corp.(c)	5.73%	06/20/2042	5,000	4,102
Intuit, Inc.	4.55%	09/15/2028	4,000	4,048
Intuit, Inc.	4.68%	07/15/2030	4,000	3,558
Intuit, Inc.	5.11%	09/15/2033	39,000	39,219
MSCI, Inc.	5.06%	09/01/2030	59,000	55,862
Oracle Corp.	4.37%	07/15/2026	5,000	4,996
Oracle Corp.	4.88%	03/25/2028	70,000	67,031
Oracle Corp.	4.84%	05/06/2028	5,000	4,971
Oracle Corp.	5.11%	09/27/2029	19,000	18,488
Oracle Corp.	5.29%	04/01/2030	51,000	46,979
Oracle Corp.	5.44%	02/04/2031	56,000	54,901
Oracle Corp.	5.83%	02/06/2033	47,000	44,631
Oracle Corp.	5.97%	09/27/2034	5,000	4,590
Oracle Corp.	6.11%	05/15/2035	29,000	24,659
Oracle Corp.	6.09%	09/26/2035	21,000	19,689
Oracle Corp.	6.11%	07/15/2036	46,000	38,271
Oracle Corp.	6.27%	11/15/2037	31,000	24,836
Oracle Corp.	7.03%	09/26/2045	24,000	21,099
Oracle Corp.	7.13%	09/27/2054	59,000	46,459
Oracle Corp.	7.19%	08/03/2055	32,000	27,366
Roper Technologies, Inc.	4.56%	09/15/2028	30,000	29,777
Roper Technologies, Inc.	4.60%	09/15/2028	32,000	31,767
Roper Technologies, Inc.	4.68%	10/15/2029	4,000	3,978
S&P Global, Inc.	4.53%	03/01/2029	65,000	62,447
S&P Global, Inc.	4.62%	08/15/2030	46,000	40,229
Salesforce, Inc.	4.52%	07/15/2028	4,000	3,767
Salesforce, Inc.	4.65%	03/15/2029	4,000	4,000
Salesforce, Inc.	4.93%	09/15/2031	53,000	52,940
Salesforce, Inc.	5.14%	03/15/2033	64,000	64,198
Salesforce, Inc.	5.56%	03/15/2036	49,000	48,958
ServiceNow, Inc.	5.04%	05/15/2033	57,000	57,035
ServiceNow, Inc.	5.38%	05/15/2036	53,000	53,078
ServiceNow, Inc.	6.13%	05/15/2056	117,000	119,660
Synopsys, Inc.	4.55%	04/01/2028	4,000	4,007
Synopsys, Inc.	4.78%	04/01/2030	26,000	26,065
Synopsys, Inc.	4.94%	04/01/2032	30,000	30,089
VMware LLC	4.42%	08/15/2026	4,000	3,985
VMware LLC	4.46%	08/15/2028	4,000	3,786
Workday, Inc.	4.43%	04/01/2027	4,000	3,973

Workday, Inc.	4.79%	04/01/2029	4,000	$3,888
				1,572,709

Sovereigns - 0.8%
Mexico Government International Bond	6.00%	09/22/2035	204,000	198,594
Mexico Government International Bond	6.30%	01/29/2038	205,000	210,433
Republic of Poland Government International Bond(c)	4.51%	02/12/2030	160,000	161,928
Republic of Poland Government International Bond	4.91%	10/04/2033	40,000	39,922
Republic of Poland Government International Bond	5.07%	02/12/2035	124,000	126,654
				737,531

Supermarkets & Pharmacies - 0.4%
Alimentation Couche-Tard, Inc.	4.59%	09/29/2028	357,000	353,638
Kroger Co.	4.54%	01/15/2029	17,000	16,984
				370,622

Tobacco - 0.5%
BAT Capital Corp.	4.42%	08/15/2027	40,000	39,625
BAT Capital Corp.	4.80%	02/20/2031	15,000	15,638
Philip Morris International, Inc.(c)	4.39%	11/01/2027	4,000	3,999
Philip Morris International, Inc.	4.41%	03/02/2028	31,000	30,363
Philip Morris International, Inc.(c)	4.40%	04/28/2028	22,000	21,896
Philip Morris International, Inc.	4.49%	09/07/2028	20,000	20,315
Philip Morris International, Inc.	4.54%	02/13/2029	57,000	57,464
Philip Morris International, Inc.	4.66%	11/01/2031	240,000	241,024
				430,324

Transportation & Logistics - 0.3%
FedEx Corp.(d)	3.92%	02/20/2034	23,295	20,181
PACCAR Financial Corp.(c)	4.23%	06/23/2027	4,000	4,001
PACCAR Financial Corp.(c)	4.08%	08/06/2027	4,000	4,016
PACCAR Financial Corp.(c)	4.30%	08/08/2028	66,000	65,599
Ryder System, Inc.	4.45%	06/15/2027	4,000	3,994
Ryder System, Inc.	4.52%	03/01/2028	4,000	4,072
Ryder System, Inc.	4.52%	03/15/2029	10,000	10,215
Ryder System, Inc.	4.66%	06/01/2029	44,000	45,002
Ryder System, Inc.	4.60%	12/01/2029	4,000	4,037
Ryder System, Inc.	4.69%	03/15/2030	108,000	109,131
Ryder System, Inc.	4.72%	06/15/2030	4,000	4,018
Ryder System, Inc.	5.08%	12/01/2033	24,000	26,225
				300,491

Travel & Lodging - 0.3%
Marriott International, Inc.	4.46%	04/15/2028	31,000	30,759
Marriott International, Inc.	4.55%	04/15/2029	5,000	5,045
Marriott International, Inc.	4.74%	04/15/2031	108,000	99,361
Marriott International, Inc.	4.76%	10/15/2031	131,000	129,423
Marriott International, Inc.	5.23%	03/15/2035	17,000	17,147
Royal Caribbean Cruises Ltd.	4.56%	03/15/2028	13,000	12,818
				294,553

Utilities - 5.6%
AEP Texas, Inc.	4.69%	05/15/2029	20,000	$20,402
AES Corp.	5.07%	07/15/2030	9,000	8,637
AES Corp.	5.50%	03/15/2032	45,000	45,651
Alabama Power Co.	4.23%	09/01/2027	4,000	3,978
Alabama Power Co.	5.00%	11/15/2033	44,000	46,278
Ameren Corp.	4.56%	12/01/2026	18,000	18,085
Ameren Corp.	4.63%	01/15/2029	4,000	4,035
American Electric Power Co., Inc.	4.54%	01/15/2029	4,000	4,063
American Electric Power Co., Inc.	4.95%	03/01/2033	15,000	15,568
American Transmission Systems, Inc.	4.82%	01/15/2032	22,000	19,704
Appalachian Power Co.	5.78%	05/15/2044	32,000	27,114
Arizona Public Service Co.	4.39%	09/15/2027	60,000	58,996
Avangrid, Inc.	4.73%	06/01/2029	27,000	26,324
Black Hills Corp.	4.75%	10/15/2029	15,000	14,232
Black Hills Corp.	4.90%	01/31/2031	37,000	36,481
Black Hills Corp.	5.36%	01/15/2035	17,000	17,737
CenterPoint Energy, Inc.	4.60%	06/01/2029	30,000	30,653
Chpe LLC	5.79%	06/29/2046	80,000	80,808
Cleveland Electric Illuminating Co.	4.75%	04/01/2028	134,000	131,219
Cleveland Electric Illuminating Co.	4.97%	11/15/2030	4,000	3,935
CMS Energy Corp.(a)	4.89%	06/01/2050	41,000	40,207
Consolidated Edison Co. of New York, Inc.	4.43%	12/01/2028	4,000	3,961
Consolidated Edison Co. of New York, Inc.(c)	5.65%	03/15/2042	21,000	17,863
Dominion Energy South Carolina, Inc.(c)	4.73%	02/01/2032	12,000	13,107
DTE Energy Co.	4.61%	06/01/2028	5,000	5,024
DTE Energy Co.	4.75%	03/01/2030	8,000	7,519
DTE Energy Co.	4.75%	04/01/2030	158,000	160,417
Duke Energy Carolinas LLC	5.11%	06/15/2036	47,000	47,152
Duke Energy Carolinas LLC	5.73%	06/15/2056	38,000	38,120
Duke Energy Florida LLC	4.66%	12/15/2031	28,000	24,986
Duke Energy Florida LLC	4.96%	11/15/2033	12,000	12,670
Duquesne Light Holdings, Inc.	5.26%	10/01/2030	18,000	16,148
Enel Finance International NV(c)	4.67%	09/30/2028	200,000	197,705
Entergy Arkansas LLC	4.41%	06/01/2028	13,000	12,902
Entergy Corp.	4.76%	06/15/2030	143,000	132,995
Entergy Corp.	4.89%	06/15/2031	146,000	130,185
Entergy Louisiana LLC	5.66%	01/15/2045	7,000	6,434
Entergy Louisiana LLC	5.73%	09/01/2048	36,000	29,140
Entergy Texas, Inc.	4.54%	03/30/2029	41,000	40,437
Entergy Texas, Inc.	4.67%	03/15/2031	31,000	27,209
Essential Utilities, Inc.	4.78%	04/15/2030	141,000	130,960
Essential Utilities, Inc.	4.84%	05/01/2031	34,000	30,455
Essential Utilities, Inc.	5.15%	01/15/2034	16,000	16,225
Essential Utilities, Inc.	5.22%	08/15/2035	18,000	18,040
Evergy Kansas Central, Inc.	5.13%	03/15/2035	14,000	14,113
Eversource Energy	4.50%	08/15/2026	39,000	38,849
Eversource Energy	4.37%	03/01/2027	57,000	56,451
Eversource Energy	4.47%	07/01/2027	23,000	23,028
Eversource Energy	4.71%	03/01/2028	23,000	23,272
Eversource Energy	4.74%	02/01/2029	48,000	49,403
Eversource Energy	4.94%	04/15/2031	4,000	4,154

Eversource Energy	5.19%	01/01/2034	18,000	$18,349
Exelon Corp.	4.55%	03/15/2028	59,000	59,576
Exelon Corp.	4.59%	03/15/2029	4,000	4,057
Exelon Corp.	4.73%	04/15/2030	4,000	3,907
FirstEnergy Corp.	4.40%	07/15/2027	72,000	71,639
FirstEnergy Corp.	4.85%	03/01/2030	4,000	3,707
FirstEnergy Pennsylvania Electric Co.	4.63%	03/15/2028	4,000	3,910
Florida Power & Light Co.	4.33%	05/15/2028	21,000	21,027
Florida Power & Light Co.	4.52%	05/15/2030	128,000	128,451
Florida Power & Light Co.	4.84%	04/01/2033	4,000	4,059
Florida Power & Light Co.	4.84%	05/15/2033	4,000	3,992
Florida Power & Light Co.	4.96%	06/15/2034	20,000	20,441
Florida Power & Light Co.	5.08%	02/15/2036	12,000	11,657
Florida Power & Light Co.(c)	5.37%	03/01/2040	5,000	5,155
Florida Power & Light Co.	5.36%	02/01/2041	11,000	10,877
Georgia Power Co.	4.45%	05/16/2028	25,000	25,091
Georgia Power Co.	4.45%	10/01/2028	4,000	3,962
Georgia Power Co.	4.52%	09/15/2029	4,000	3,779
Idaho Power Co.	5.17%	03/01/2036	57,000	55,634
IPALCO Enterprises, Inc.	5.05%	05/01/2030	31,000	30,140
Kentucky Utilities Co.	4.94%	04/15/2033	10,000	10,294
Louisville Gas and Electric Co.	4.92%	04/15/2033	17,000	17,516
Monongahela Power Co.	4.65%	05/15/2027	25,000	24,768
Monongahela Power Co.	5.08%	02/15/2034	50,000	52,396
Narragansett Electric Co.	4.69%	04/09/2030	20,000	19,115
National Grid PLC	5.16%	01/11/2034	45,000	45,712
National Rural Utilities Cooperative Finance Corp.	4.43%	11/13/2026	31,000	31,132
National Rural Utilities Cooperative Finance Corp.	4.47%	03/15/2028	12,000	12,064
National Rural Utilities Cooperative Finance Corp.	4.57%	02/07/2029	4,000	4,028
National Rural Utilities Cooperative Finance Corp.	4.53%	03/15/2029	30,000	29,373
National Rural Utilities Cooperative Finance Corp.	4.56%	06/15/2029	16,000	16,260
National Rural Utilities Cooperative Finance Corp.	4.71%	03/15/2030	154,000	142,031
National Rural Utilities Cooperative Finance Corp.	4.60%	03/15/2031	5,000	4,318
National Rural Utilities Cooperative Finance Corp.	4.66%	06/15/2031	160,000	138,896
National Rural Utilities Cooperative Finance Corp.	4.83%	04/15/2032	18,000	16,125
National Rural Utilities Cooperative Finance Corp.	4.78%	12/15/2032	31,000	29,930
National Rural Utilities Cooperative Finance Corp.	4.88%	01/15/2033	4,000	4,205
NextEra Energy Capital Holdings, Inc.	4.54%	03/15/2029	4,000	4,036
NextEra Energy Capital Holdings, Inc.	4.71%	03/01/2031	14,000	13,820
NextEra Energy Capital Holdings, Inc.	4.89%	03/15/2032	32,000	32,653
NextEra Energy Capital Holdings, Inc.	5.92%	03/01/2056	19,000	18,816
NextEra Energy Capital Holdings, Inc.(a)	6.19%	10/01/2056	105,000	105,092
NextEra Energy Capital Holdings, Inc.(a)	6.51%	10/01/2066	72,000	73,143
NextEra Energy Capital Holdings, Inc.(a)	3.87%	03/15/2082	60,000	59,087
Niagara Mohawk Power Corp.	4.68%	06/27/2030	192,000	173,154
NiSource, Inc.	4.65%	09/01/2029	4,000	3,802
NiSource, Inc.	4.93%	06/30/2033	6,000	6,167
NiSource, Inc.	5.73%	02/15/2043	18,000	17,072
NiSource, Inc.	5.88%	04/01/2055	11,000	10,962
NorthWestern Corp.	4.76%	03/21/2030	83,000	83,873
NSTAR Electric Co.	4.63%	08/15/2031	22,000	19,336
NSTAR Electric Co.	5.04%	06/01/2034	9,000	9,208

OGE Energy Corp.	4.72%	05/15/2029	24,000	$24,466
ONE Gas, Inc.	4.55%	04/01/2029	75,000	76,049
Pacific Gas and Electric Co.	4.82%	01/15/2029	4,000	4,121
Pacific Gas and Electric Co.	6.10%	04/15/2042	22,000	18,363
PG&E Corp.(a)	7.21%	03/15/2055	64,000	65,263
Potomac Electric Power Co.(c)	5.28%	11/15/2037	21,000	23,178
Public Service Co. of Colorado	5.09%	05/15/2034	5,000	5,083
Public Service Electric and Gas Co.	4.96%	03/01/2034	25,000	25,376
Public Service Enterprise Group, Inc.	4.64%	10/15/2028	5,000	5,132
Public Service Enterprise Group, Inc.	4.65%	04/01/2029	41,000	41,581
Public Service Enterprise Group, Inc.	4.64%	03/15/2030	127,000	128,126
Public Service Enterprise Group, Inc.	4.84%	11/15/2031	34,000	30,192
Public Service Enterprise Group, Inc.	5.17%	03/15/2035	11,000	11,176
San Diego Gas & Electric Co.(c)	5.38%	06/01/2039	4,000	4,227
San Diego Gas & Electric Co.	5.77%	04/15/2054	47,000	45,561
SCE Recovery Funding LLC(d)	4.71%	03/15/2036	450,000	440,904
Sempra	4.49%	06/15/2027	4,000	3,954
Sempra(a)	4.18%	04/01/2052	50,000	49,606
Southern California Gas Co.	5.84%	01/15/2049	4,000	3,234
Southern Co.(c)	4.64%	08/01/2027	35,000	35,172
Southern Co.	4.58%	03/15/2029	4,000	4,093
Southern Co.(a)	3.76%	09/15/2051	45,000	44,936
Southern Power Co.	4.68%	10/01/2030	166,000	163,261
Southwestern Public Service Co.	5.24%	05/15/2035	76,000	76,331
Southwestern Public Service Co.	5.72%	08/15/2047	50,000	37,682
Spire, Inc.(a)	6.27%	06/01/2056	50,000	49,892
Tucson Electric Power Co.	5.03%	09/15/2034	27,000	27,307
Virginia Electric and Power Co.	4.50%	04/01/2028	12,000	11,860
Virginia Electric and Power Co.(c)	5.25%	01/15/2036	11,000	11,616
Virginia Electric and Power Co.	5.22%	03/15/2036	66,000	64,668
Virginia Electric and Power Co.(c)	5.32%	05/15/2037	5,000	5,277
WEC Energy Group, Inc.	4.53%	10/01/2027	64,000	64,481
WEC Energy Group, Inc.	4.42%	10/15/2027	38,000	36,563
Wisconsin Electric Power Co.	4.41%	06/15/2028	25,000	23,740
Wisconsin Power and Light Co.	5.09%	03/30/2034	17,000	17,303
Xcel Energy, Inc.	5.30%	04/15/2035	32,000	32,663
				5,413,262

Waste & Environment Services & Equipment - 0.0%(b)
Waste Connections, Inc.	4.44%	05/01/2029	4,000	3,901
Waste Connections, Inc.	4.95%	03/01/2034	17,000	17,051
				20,952

Wireless Telecommunications Services - 0.9%
AT&T, Inc.	4.68%	02/15/2030	8,000	7,901
AT&T, Inc.	5.30%	11/01/2035	4,000	3,883
AT&T, Inc.	5.47%	10/30/2036	19,000	18,671
AT&T, Inc.	6.24%	10/30/2056	52,000	51,707
AT&T, Inc.	6.31%	10/30/2066	60,000	59,885
Rogers Communications, Inc.	4.73%	02/15/2029	4,000	4,027
Sprint Capital Corp.(c)	4.71%	11/15/2028	111,000	116,339
Sprint Capital Corp.(c)	5.09%	03/15/2032	61,000	71,943

T-Mobile USA, Inc.	4.54%	02/15/2028	11,000	$10,575
T-Mobile USA, Inc.	4.57%	07/15/2028	25,000	25,113
T-Mobile USA, Inc.	4.64%	04/15/2029	10,000	9,673
T-Mobile USA, Inc.	4.75%	04/15/2030	196,000	190,081
T-Mobile USA, Inc.	4.84%	11/15/2031	5,000	4,394
T-Mobile USA, Inc.	5.21%	05/15/2035	37,000	37,239
Verizon Communications, Inc.	4.73%	03/21/2031	66,000	59,975
Verizon Communications, Inc.	5.15%	11/01/2034	14,000	13,297
Verizon Communications, Inc.	5.31%	01/15/2036	52,000	50,802
Verizon Communications, Inc.(c)	5.56%	03/15/2039	20,000	18,648
Vodafone Group PLC	5.43%	06/18/2036	60,000	59,628
Vodafone Group PLC	6.20%	06/18/2056	85,000	83,840
				897,621

Wireline Telecommunications Services - 0.6%
Beacon Point DC LLC(d)	6.02%	11/30/2042	150,000	151,636
NTT Finance Corp.(c)	4.46%	07/16/2027	250,000	250,281
RD Michigan Property Owner I LLC(d)	7.52%	03/30/2045	148,000	147,695
				549,612

TOTAL CORPORATE BONDS (Cost $34,188,344)				33,960,686

U.S. TREASURY SECURITIES - 14.5%	Principal Amount	Value
United States Treasury Note/Bond
4.15%, 03/31/2028	110,000	109,497
4.29%, 06/30/2033	1,612,400	1,608,243
4.14%, 06/15/2029	2,724,800	2,723,416
4.14%, 06/30/2028	690,400	690,252
4.91%, 05/15/2046	1,477,500	1,494,468
4.19%, 06/30/2031	7,131,100	7,111,880
4.29%, 05/31/2033	103,500	103,257
4.42%, 05/15/2036	37,300	37,169
4.14%, 05/15/2029	27,000	26,805
4.90%, 02/15/2056	4,900	4,783
TOTAL U.S. TREASURY SECURITIES (Cost $13,896,880)		13,909,770

SHORT-TERM INVESTMENTS - 4.3%
Commercial Paper - 3.1%	Shares	Value
Agilent Technologies, Inc., 7/7/2026, 3.97%	925,000	924,297
Waste Management, Inc., 7/7/2026, 3.97%	2,000,000	1,998,479
		2,922,776

Money Market Funds - 0.0%(b)	Shares	Value
BNY Mellon Cash Reserve Fund, 0.01%(f)	27,389	27,389

U.S. Treasury Bills - 1.2%	Principal Amount	Value
U.S. Treasury Bill, 7/9/2026, 0%(g)	500,000	499,598

U.S. Treasury Bill, 8/25/2026, 0%(g)	650,000	$646,375
		1,145,973

TOTAL SHORT-TERM INVESTMENTS (Cost $4,091,362)		4,096,138

TOTAL INVESTMENTS - 103.4% (Cost $99,739,230)		$99,391,192
Liabilities in Excess of Other Assets - (3.4)%		(3,268,772)
TOTAL NET ASSETS - 100.0%		$96,122,420

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	At maturity security. Interest is paid in full at the maturity date.
(d)	Sinkable security.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $222,915 or 0.3% of the Fund’s net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(g)	The rate shown is the annualized effective yield as of June 30, 2026.

Voya Core Bond ETF

Schedule of Futures Contracts

June 30, 2026 (Unaudited)

The Voya Core Bond ETF had the following futures contracts outstanding with Morgan Stanley & Co., LLC as of June 30, 2026:

FUTURES CONTRACTS - 0.3%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	31	09/21/2026	$3,406,609	$15,734
U.S. Treasury 2 Year Note	84	09/30/2026	17,315,156	(23,503)
U.S. Treasury Long Bond	30	09/21/2026	3,405,000	83,500
U.S. Treasury Ultra Long Bond	60	09/21/2026	6,969,375	210,597
				286,328

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(38)	09/30/2026	(4,067,781)	(9,327)
U.S. Treasury Ultra Long 10 Year Note	(4)	09/21/2026	(449,875)	(383)
				(9,710)

Net Unrealized Appreciation (Depreciation)				276,618

Voya Core Bond ETF

Schedule of Credit Default Swaps Contracts

June 30, 2026 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - 0.1%
Reference Entity	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments	Value / Unrealized Appreciation (Depreciation)
CDX High Yield Index Series 46, Version 1	Receive	5.00%	Quarterly	06/20/2031	$990,000	$24,780	$44,215
CDX Investment Grade Index Series 46, Version 1	Receive	1.00%	Quarterly	06/20/2031	2,890,000	39,157	18,470
							62,685

Net Unrealized Appreciation (Depreciation)							62,685

Voya Core Bond ETF

Schedule of Interest Rate Swaps Contracts

June 30, 2026 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAPS - 0.0%(a)
Fund Pays Fixed Rate	Payment Frequency	Rate Received	Payment Frequency	Maturity Date	Notional Amount	Upfront payments/ (receipts)	Unrealized Appreciation (Depreciation)
3.39%	Monthly	USD-SOFR-COMPOUND	Monthly	02/04/2029	$4,260,000	—	$53,207
3.37%	Annually	USD-SOFR-COMPOUND	Annually	02/04/2029	3,430,000	—	80,094
3.50%	Annually	USD-SOFR-COMPOUND	Annually	02/23/2031	2,375,000	—	58,748
3.30%	Annually	USD-SOFR-COMPOUND	Annually	02/23/2031	3,300,000	—	41,619
3.46%	Annually	USD-SOFR-COMPOUND	Annually	02/24/2033	3,500,000	—	13,525
3.61%	Annually	USD-SOFR-COMPOUND	Annually	02/24/2033	1,100,000	—	33,833
							281,206

Net Unrealized Appreciation (Depreciation)							281,206

(a)	Does not round to 0.1% or (0.1)%, as applicable.